DERIVATIVE FINANCIAL INSTRUMENTS (Tables)	12 Months Ended
Dec. 31, 2025
EBP 002
EBP, Derivative [Line Items]
Schedule of Notional Value of Derivative Contracts
The following table summarizes the gross notional value of derivative contracts outstanding as of December 31, 2025 and 2024. The gross notional amounts give an indication of the volume of the Master Trust’s derivative activity and significantly exceed the fair value of the derivative investments, which is more representative of the economic exposure associated with derivatives in the Master Trust.

	Interest Rate	Credit	Foreign Currency	Equity	Future Settlement	Total
December 31, 2025
Forward contracts	$—	$—	$471	$—	$—	$471
Futures	3,262	—	11	304	—	3,577
Options	2	—	—	—	—	2
Swaps	997	9	—	—	—	1,006
TBAs	—	—	—	—	677	677
Total	$4,261	$9	$482	$304	$677	$5,733
December 31, 2024
Forward contracts	$—	$—	$276	$—	$—	$276
Futures	2,793	—	5	277	—	3,075
Options	53	—	16	—	—	69
Swaps	1,294	50	—	—	—	1,344
TBAs	—	—	—	—	725	725
Total	$4,140	$50	$297	$277	$725	$5,489